Taxation - Schedule of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 458,960	¥ 468,587	¥ 465,703
Addition	20,422	1,653	10,298
Effect of change on tax rate	865	3,710	30,001
Written off for expiration of net operating losses	(23,864)	(4,371)	(20,022)
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	(16,139)	(10,619)	(17,393)
Balance at end of the period	¥ 440,244	¥ 458,960	¥ 468,587